Corporate Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate Information	Corporate Information

BioNTech SE is a limited company incorporated and domiciled in Germany. American Depositary Shares (ADS) representing BioNTech SE’s ordinary shares have been publicly traded on Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, Germany (An der Goldgrube 12, 55131 Mainz). BioNTech SE is registered in the commercial register B of the Mainz Local Court under the number HRB 48720. The accompanying International Financial Reporting Standards (IFRS) consolidated financial statements present the financial position and the results of operation of BioNTech SE and its subsidiaries, hereinafter also referred to as “BioNTech,” the “Group,” “we” or “us”.

During the year ended December 31, 2021, the following changes to the Group structure occurred:

•
In March 2021, BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi, which translates into English as BioNTech Turkey Pharmaceutical Products and Clinical Trials Trading JSC, Istanbul, Turkey, was founded and is a wholly owned consolidated subsidiary of BioNTech SE.
•
In June 2021, BioNTech Austria Beteiligungen GmbH, Vienna, Austria, was liquidated.
•
In June 2021, the merger agreement between BioNTech RNA Pharmaceuticals GmbH, Mainz, Germany, and BioNTech SE was registered within the commercial register (Handelsregister) of BioNTech SE under BioNTech RNA Pharmaceuticals GmbH was effectively merged onto BioNTech SE.
•
In July 2021, BioNTech (Shanghai) Pharmaceuticals Co. Ltd., Shanghai, China, was founded and is a wholly owned subsidiary of BioNTech Pharmaceuticals Asia Pacific Pte. Ltd., a wholly owned consolidated subsidiary of BioNTech SE.
•
In September 2021, BioNTech Services Marburg GmbH, Marburg, Germany, was founded and is a wholly owned consolidated subsidiary of BioNTech SE. In December 2021, the entity was renamed to BioNTech Innovation and Services Marburg GmbH.
•
In October 2021, BioNTech SE acquired PhagoMed Biopharma GmbH, Vienna, Austria (subsequently renamed to BioNTech R&D (Austria) GmbH).
•
In October 2021, BioNTech Real Estate an der Goldgrube 12 GmbH & Co. KG, Holzkirchen, Germany, was founded and is wholly owned by its limited partner BioNTech Real Estate Holding GmbH, a wholly owned consolidated subsidiary of BioNTech SE.
•
In November 2021, BioNTech Innovation GmbH i.G. (in establishment), Mainz, Germany, was founded and is a wholly owned consolidated subsidiary of BioNTech SE.

All entities listed above are included in our consolidated financial statements.

During the year ended December 31, 2020, two entities were acquired: Neon Therapeutics, Inc. (subsequently renamed BioNTech US Inc.) and Novartis Manufacturing GmbH (subsequently renamed BioNTech Manufacturing Marburg GmbH). Additionally, BioNTech UK Limited., BioNTech Pharmaceuticals Asia Pacific Pte. Ltd, BioNTech Real Estate Haus Vier GmbH & Co. KG, BioNTech Real Estate An der Goldgrube GmbH & Co. KG and BioNTech Real Estate Adam Opel Straße GmbH & Co. KG were established.

Information on the Group’s structure is provided in Note 4.

Our consolidated financial statements for the year ended December 31, 2021, were authorized for issue in accordance with a resolution of the Supervisory Board on March 30, 2022.